SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of variable interest entities

			Percentage
	Date of	Place of	of
Name of the Subsidiaries Owned by VIEs	Incorporation	Incorporation	Ownership
Tianjin Mingda Jiahe Real Estate Co., Ltd. Yangzhou Branch	October 18, 2017	Yangzhou, China	N/A
Tianjin Mingdajiahe Real Estate Co., Ltd. Suzhou Branch	October 13, 2017	Suzhou, China	N/A
Tianjin Mingdajiahe Real Estate Co., Ltd. Chengdu Branch	June 24, 2019	Chengdu, China	N/A
Xishe (Tianjin) Business Management Co., Ltd.	October 20, 2017	Tianjin, China	100%
Xishe (Tianjin) Culture and Media Co., Ltd.	July 25, 2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.	March 9, 2018	Tianjin, China	51%

Schedule of estimated useful life of fixed assets

Estimated Useful
Classification	Life
Office Equipment and Fixtures	3 or 5 years
Computers	3 years
Software	2 or 10 years
Vehicles	4 years

Schedule of basic and diluted loss per share

	December 31,	December 31,	December 31,
	2020	2019	2018
Numerator for earnings per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$258,039	$453,106	$(515,971)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	11,652,882	11,640,661	10,400,408
Per share amount
Per share - basic and diluted	$0.02	$0.04	$(0.05)

Schedule of foreign currency translation

	December 31,	December 31,	December 31,
US Dollar Exchange Rate	2020	2019	2018

At end of the period - RMB	6.5378	6.9668	6.8778
Average rate for the period ended - RMB	6.9003	6.9072	6.6187